Praxis Funds

Praxis Impact Large Cap Value ETF (PRXV)

Praxis Impact Large Cap Growth ETF (PRXG)

(the “Funds”)

Each a separate Investment Portfolio of the Praxis Funds

Supplement dated August 6, 2025 (“Supplement”) to the Prospectus and Statement of Additional Information dated February 25, 2025

Effective immediately, all references to the Funds’ mailing addresses set forth in each of the Prospectus and Statement of Additional Information are revised as follows:

Mail to:	Regular Mail Praxis Funds c/o U.S. Bank Global Fund Services PO Box 219286 Kansas City, MO 64121-9286	Overnight Mail: Praxis Funds c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219286 Kansas City, MO 64105-1307

Additionally, all references to the mailing address for Foreside Financial Services, LLC and Foreside Management Services, LLC, as set forth in each of the Prospectus and Statement of Additional Information, are revised as follows: 190 Middle Street, Suite 301, Portland, Maine 04101.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE